Schedule of Changes in Balance Sheet Position of Restructuring Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 87.9	$ 79.8	$ 94.2
Provision/ Charge	26.7	82.8	42.8
Provision/ Reversal	(2.8)	(2.9)	(2.3)
Cash payments	(73.0)	(63.6)	(44.5)
Translation difference	(1.3)	(8.2)	(10.4)
Restructuring reserve, ending balance	37.5	87.9	79.8
Restructuring employee-related
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	87.7	79.6	93.9
Provision/ Charge	26.2	82.6	42.6
Provision/ Reversal	(2.8)	(2.9)	(2.3)
Cash payments	(73.0)	(63.4)	(44.2)
Translation difference	(1.0)	(8.2)	(10.4)
Restructuring reserve, ending balance	37.1	87.7	79.6
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.2	0.2	0.3
Provision/ Charge	0.5	0.2	0.2
Provision/ Reversal	0.0	0.0	0.0
Cash payments	0.0	(0.2)	(0.3)
Translation difference	(0.3)	0.0	0.0
Restructuring reserve, ending balance	$ 0.4	$ 0.2	$ 0.2